Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes

16. Income Taxes

The Company estimates an annual effective tax rate of 19% for the year ended December 31, 2026. The effective tax rate for the three months ended March 31, 2026 is 0.63%. The effective tax rate is due to the Company’s operations in England and Wales derived by the Vidello Merger. The Vidello operations in England and Wales are subject to a statutory corporate tax rate of 25%. Due to the Company’s history of net losses from historical operations in the U.S., there is no income tax benefit being recorded in relation to the Company’s pre-tax book loss in the U.S. taxing jurisdiction. Therefore, no U.S. federal or state income taxes are expected, and none have been recorded at this time. Income taxes have been accounted for using the liability method in accordance with FASB ASC 740.

Due to the Company’s history of losses since inception, there is not enough evidence at this time to support that the Company will generate future income of a sufficient amount and nature to utilize the benefits of its net deferred tax assets in the U.S. taxing jurisdiction. Accordingly, the deferred tax assets in the US taxing jurisdiction have been reduced by a full valuation allowance, since the Company cannot currently support that realization of its deferred tax assets is more likely than not.

At March 31, 2026, the Company had no unrecognized tax benefits that would reduce the Company’s effective tax rate if recognized.

17. Income Taxes

Components of net loss before income taxes are as follows:

	Year Ended December 31,
Components of net loss before income taxes:	2025	2024
United States	$(22,673,927)	$(31,513,389)
Foreign	242,469	—

A reconciliation of the provision for income taxes to the amount computed by applying the 21% statutory U.S. federal income tax rate to income before income taxes after the adoption of ASU 2023-09 for the year ended December 31, 2025 is as follows:

	Amount	% of Pretax Income
US Federal Statutory Tax Rate	$(4,710,559)	21.00%
State and Local Income Taxes, Net of Federal Income Tax Effect	—	0.00%
Foreign Tax Effects
United Kingdom
Statutory tax rate difference between United Kingdom and United States	9,699	-0.04%
Effect of Changes in Tax Laws or Rate Enacted in the Current Period
Effect of Cross-Border Tax Laws	18,900	-0.09%
Tax Credits
R&D Credits	(15,243)	0.07%
Change in valuation allowance	3,149,702	-14.04%
Nontaxable or Nondeductible Items:
Change in Fair Value Estimates	(602,735)	2.76%
Loss on Conversion – 163(l)	1,528,553	-6.81%
Stock Compensation Adjustments	293,474	-1.34%
Other	388,826	-1.79%
Effective tax rate	$60,617	-0.28%

A reconciliation of the statutory U.S. federal income tax rate to the Company’s effective tax rate for the period ended December 31, 2024 consists of the following:

Statutory federal income tax benefit	$(6,617,812)	21.0%
State taxes, net of federal tax benefit	(463,682)	1.5%
Change in valuation allowance	2,968,883	-9.4%
Change in state tax rate	16,101	-0.1%
Change in fair value estimates	(107,489)	0.3%
Non-deductible interest – IRC 163(l)	516,624	-1.6%
Non-deductible transaction/restructuring costs	—	0.0%
Loss on debt conversion and extinguishment	2,935,747	-9.3%
Nondeductible warrant issuance expense	—	0.0%
Impairment of goodwill	612,511	-1.9%
Other non-deductible expenses	139,117	-0.5%
Effective tax rate	$—	-0.1%

The components of income tax provision (benefit) are as follows:

	Year Ended December 31,
	2025	2024
Current:
Federal	$—	$—
State	—	—
Foreign	214,398	—
Total current	214,398	—
Deferred:
Federal	—	—
State	—	—
Foreign	(153,781)	—
Total deferred	(153,781)	—
Total	$60,617	$—

The amounts of cash income taxes paid (received) by the Company for the year ended December 31, 2025 were as follows:

Federal	$—
State and local	—
Foreign	—
Income taxes, net of amounts refunded	$—

Deferred income taxes reflect the net tax effects of temporary differences between the carrying value of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. The temporary differences that give rise to deferred tax assets and liabilities are as follows:

	As of December 31,
	2025	2024
Deferred tax assets (liabilities):
Net operating loss carryforwards	$15,736,074	$12,347,734
Contribution carryforwards	8,803	23,718
Tax credits	175,785	91,889
Stock-based compensation	284,981	157,165
Accrual to cash adjustment	—	—
Startup costs and other intangibles	1,618,932	1,700,257
Acquired intangibles	(1,953,499)	(870,569)
Lease liabilities	13,030	16,339
Right-of-use assets	(12,830)	(16,308)
Accrued expenses	664,106	651,519
Capitalized R&D costs (Sec. 174)	1,959,520	1,930,337
Other	66,496	8,182
	18,561,398	16,040,263
Valuation allowance	(19,679,073)	(16,040,263)
Deferred tax assets (liabilities), net of allowance	$(1,170,469)	$—

As of December 31, 2025, the Company had federal and state net operating loss carryforwards of approximately $65,375,600 and $35,660,700, respectively. As of December 31, 2025 the company has no foreign net operating loss carryforwards. As of December 31, 2024, the Company had federal and state net operating loss carryforwards of approximately $50,966,400 and $28,244,800, respectively. Federal losses of $180,000 begin to expire in 2036 and $65,195,600 of the federal losses carryforward indefinitely. State losses of $22,175,100 begin to expire in 2031 and $13,485,600 of the state losses carryforward indefinitely. Utilization of the net operating loss carryforwards may be subject to an annual limitation according to Section 382 of the Internal Revenue Code of 1986 as amended, and similar provisions.

The Company has determined, based upon available evidence, that it is more likely than not that all of the U.S. net deferred tax assets will not be realized and, accordingly, has provided a full valuation allowance against its U.S. net deferred tax asset. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, net operating loss carryback potential, and tax planning strategies in making these assessments. During the period, the Company acquired its UK subsidiary, which generated intangible assets for U.S. GAAP, for which the Company has no tax basis in. Additionally, the UK company has historically generated taxable income, and has no positive evidence that would warrant a valuation allowance. As such, the Company has recorded a deferred tax liability for its UK subsidiary. Also, none of the GAAP basis of Goodwill recorded in relation to the Vidello, Ltd. acquisition is deductible for tax purposes.

On July 4, 2025, the U.S. government enacted the One Big Beautiful Bill Act (OBBBA), which includes several changes to U.S. federal income tax law, including temporary and permanent extension, of expiring provisions of the Tax Cuts and Jobs Act of 2017. Significant provisions for corporate taxpayers include permanent 100% bonus depreciation for qualified property, immediate expensing of domestic R&D expenditures, and changes to the limitation on business interest expense deductions under Section 163(j). None of these provisions have a material impact on the Company’s 2025 income tax provision.

The Company has determined that it had no material uncertain tax benefits for the year ended December 31, 2025, and 2024. The Company recognizes interest accrued related to unrecognized tax benefits and penalties in interest expense and penalties in operating expense. No amounts were accrued for the payment of interest and penalties at December 31, 2025, and 2024.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Company is subject to examination by federal, state, and foreign jurisdictions where applicable based on the statute of limitations that apply in each jurisdiction. As of December 31, 2025, the 2018 and subsequent tax years related to all US jurisdictions remain open.

The Company has no open tax audits with any taxing authority as of December 31, 2025.